SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

On July 9, 2026, the Company entered into a subscription agreement (the “Subscription Agreement”) with ANRUITAI INVESTMENT LIMITED, the original principal shareholder of the Company (the “Investor”) relating to the issuance and sale of 1,280,000 ordinary shares (the “Purchased Shares”) of a par value of $0.0096 each of the Company (the “Ordinary Shares”), at $0.52 per share for an aggregate purchase price of $665,600 (the “PIPE Transaction”). Upon the closing of the PIPE Transaction on July 31, 2026, the Investor again became the principal shareholder of the Company.

On July 10, 2026, the Company, entered into a securities purchase agreement with High West Partners LLC (“High West”), under which, the Company may sell and issue, in its sole discretion, up to US$30,000,000 of the Company’s ordinary shares, par value US$0.0096 per share to High West from time to time until the maturity date specified in the securities purchase agreement. On August 12, 2026, the Company terminated the securities purchase agreement with High West. Prior to the termination, 255,328 ordinary shares were sold or issued by the Company to High West.

Beginning on August 21, 2026, Beijing Baosheng, Baosheng Technology, Horgos Baosheng and Baosheng Network (collectively, the “Transferors”) publicly listed on the Beijing Equity Exchange certain long-aged accounts receivable and one prepaid account held by the Transferors (collectively, the “Assets”) for proposed transfer through a public listing process (the “Proposed Asset Transfer”). As of April 30, 2026, the Assets had an aggregate book balance of RMB 226.2 million (approximately US$33.41 million). Beijing Guirong Dingsheng Asset Appraisal Firm Co., Ltd., an independent asset appraisal firm engaged by one of the Transferors, appraised the Assets at an aggregate value of approximately RMB 8.6 million (approximately US$1.26 million) as of April 30, 2026. The initial transfer floors disclosed in the four public listings total RMB 8.6 million.

On September 10, 2026, the Company received a deficiency letter (the “Notice”) from the Nasdaq Listing Qualifications Department (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”). The Notice informed the Company that, based upon the closing bid price of the Company’s ordinary shares over the 30 consecutive business day period between July 27, 2026 and September 9, 2026, the Company is not in compliance with the requirement to maintain a minimum bid price of $1.00 per Ordinary Share for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Minimum Bid Price Requirement”). The Notice has no immediate effect on the continued listing status of the ordinary shares on The Nasdaq Capital Market. The Company has been provided a compliance period of 180 calendar days from the date of the Notice, or until March 9, 2027, to regain compliance pursuant to Nasdaq Listing Rule 5810(c)(3)(A).

19.SUBSEQUENT EVENTS (CONTINUED)

On September 14, 2026, the Transferors entered into a Debt Asset Transaction Agreement with Guangzhou Nengren Advertising Co., Ltd. (the “Guangzhou Nengren” or “Purchaser”). Guangzhou Nengren was the only qualified prospective purchaser identified through the public listing process, and the parties entered into the Agreement on a negotiated basis. Pursuant to the Agreement, the Transferors agreed to transfer the Assets to Guangzhou Nengren, for aggregate consideration of RMB8,561,500. Guangzhou Nengren has deposited RMB2,562,000 with the Beijing Equity Exchange, which was credited toward the first installment of the purchase price. The first installment equals 50% of the purchase price, or RMB4,280,750. Within five business days following execution of the Agreement, the Purchaser must pay the remaining RMB1,718,750 of the first installment to the settlement account designated by the Beijing Equity Exchange. The remaining 50% of the purchase price, or RMB4,280,750, is payable within one month following execution of the Agreement to the account designated by the Transferors. Ownership of the Assets will transfer to Guangzhou Nengren upon payment in full of the purchase price. The Assets are being transferred on an “as-is” basis, subject to the representations and other terms set forth in the Agreement, with the Purchaser assuming the collection and enforcement risks specified therein.

Other than the above, these unaudited condensed consolidated financial statements were approved by management and available for issuance on October 16, 2026, and the Company has evaluated subsequent events through this date.